Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes includes the following:

	For the years ended June 30,
(in thousands)	2025	2024
Current	$(130)	$101
Deferred	216	-
Income tax expense	$86	$101

Reconciliation of Expected Federal Income Tax Expense

The following table reconciles the expected corporate federal income tax expense, computed by multiplying the Company's income (loss) before income taxes by the statutory tax rate of 21%, to the total tax expense.

	For the years ended June 30,
(in thousands)	2025	2024
Federal tax expense (benefit) at statutory rate	$2,777	$(194)
State taxes net of federal impact	552	702
Change in valuation allowance	(3,848)	(1,932)
Provision to return and other deferred tax	(145)	(157)
Net operating loss and credit expirations	713	1,642
Other	37	40
Income tax expense	$86	$101

Schedule of Tax Effect of Temporary Differences of Deferred Tax Assets and Liabilities	The tax effect of temporary differences that give rise to significant portions of the Company's deferred tax assets and liabilities are as follows:

	As of June 30,
(in thousands)	2025	2024
Deferred Tax Assets:
Net operating loss carryforwards	$2,099	$2,643
Accruals and allowances not deductible for tax purposes	230	1,089
Identifiable intangible assets	445	342
Stock based and accrued compensation	1,665	-
Unrealized loss on investments	-	2,359
Investment in partnerships	3,076	2,861
Interest expense carryforward	873	-
Other	450	1,000
Total deferred tax assets, gross	$8,838	$10,294
Less: valuation allowance	$(6,278)	$(10,112)
Total deferred tax assets, net	$2,560	$182
Deferred Tax Liabilities:
Unrealized gain on investment	(2,250)
Other	(526)	(182)
Total deferred tax liabilities, gross	$(2,776)	$(182)

Total deferred tax liabilities, net	$(216)	$-

Schedule of Gross Unrecognized Tax Benefit Activity

During the years ended June 30, 2025 and 2024, the total amount of gross unrecognized tax benefit activity was as follows:

(in thousands)
Balance as of June 30, 2023	$508
Balance as of June 30, 2024	$508
Lapse of statute of limitations	(176)
Balance as of June 30, 2025	$332
The Company’s policy is to include interest and penalties related to unrecognized tax benefits in tax expense on the Company’s consolidated statements of operations.